COREY L. ZARSE 312-609-7785 czarse@vedderprice.com

October 5, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Marshall Funds, Inc. (the “Registrant”)
File Nos. 033-48907 and 811-58433

To The Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the Prospectus dated October 1, 2009 and Statement of Additional Information dated October 1, 2009 for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 58 (the “Amendment”), which was filed on September 30, 2009 and went effective September 30, 2009, and (2) the text of the Amendment was filed electronically (Accession No. 0001193125-09-200938).

Please do not hesitate to contact the undersigned at (312) 609-7785 if you have any questions regarding this certification.

Sincerely,

/s/ Corey L. Zarse

CLZ/kc